UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06711
Morgan Stanley Special Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices)	(Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: February 29, 2012
Date of reporting period: May 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Special Growth Fund

Portfolio of Investments ▪ May 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (95.3%)
	Biotechnology (1.7%)
34,126	Abcam PLC (United Kingdom)	$238,905
36,325	Ironwood Pharmaceuticals, Inc. (a)(b)	549,234

		788,139

	Capital Markets (4.1%)
20,504	CETIP SA — Balcao Organizado de Ativos e Derivativos (Brazil)	311,897
25,269	Financial Engines, Inc. (a)	629,198
16,751	Greenhill & Co., Inc.	932,361

		1,873,456

	Chemicals (4.2%)
20,002	Intrepid Potash, Inc. (a)	643,864
23,461	Rockwood Holdings, Inc. (a)	1,233,814

		1,877,678

	Commercial Services & Supplies (1.2%)
32,435	Covanta Holding Corp.	550,422

	Construction Materials (3.4%)
29,479	Eagle Materials, Inc.	849,290
15,989	Texas Industries, Inc.	669,779

		1,519,069

	Diversified Financial Services (3.5%)
36,825	MSCI, Inc. (Class A) (a)	1,390,880
6,774	Pico Holdings, Inc. (a)	202,069

		1,592,949

	Diversified Telecommunication Services (1.5%)
42,777	Cogent Communications Group, Inc. (a)	665,182

	Electric Utilities (5.0%)
178,449	AET&D Holdings No 1 Ltd. (Australia) (a)(c)(d)	0
90,625	Brookfield Infrastructure Partners LP (Bermuda)	2,242,969

		2,242,969

	Health Care Equipment & Supplies (2.7%)
14,759	Gen-Probe, Inc. (a)	1,207,139

	Health Care Providers & Services (2.1%)
10,702	HMS Holdings Corp. (a)	835,398
17,967	LCA-Vision, Inc. (a)	102,053

		937,451

	Health Care Technology (2.9%)
23,138	athenahealth, Inc. (a)	1,035,888
20,459	MedAssets, Inc. (a)	297,679

		1,333,567

	Hotels, Restaurants & Leisure (7.0%)
11,409	BJ’s Restaurants, Inc. (a)	584,483
20,139	Country Style Cooking Restaurant Chain Co. Ltd. (ADR) (Cayman Islands) (a)	214,077
15,203	Lakes Entertainment, Inc. (a)	35,271
30,133	PF Chang’s China Bistro, Inc.	1,217,072
22,424	Vail Resorts, Inc. (a)	1,090,928

		3,141,831

	Household Durables (2.4%)
111,902	Brookfield Incorporacoes SA (Brazil)	583,004
15,219	iRobot Corp. (a)	511,358

		1,094,362

	Information Technology Services (2.7%)
35,395	Acxiom Corp. (a)	486,681
17,174	Forrester Research, Inc.	651,582

Morgan Stanley Special Growth Fund

Portfolio of Investments ▪ May 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
52,406	Information Services Group, Inc. (a)	$105,336

		1,243,599

	Insurance (2.0%)
33,718	Greenlight Capital Re, Ltd. (Class A) (Cayman Islands) (a)	884,760

	Internet & Catalog Retail (5.8%)
23,256	Blue Nile, Inc. (a)	1,162,800
15,636	E-Commerce China Dangdang, Inc. (ADR) (Cayman Islands) (a)	306,309
10,818	Makemytrip Ltd. (a)	250,328
46,013	Ocado Group PLC (United Kingdom) (a)	168,819
11,827	Shutterfly, Inc. (a)	716,953

		2,605,209

	Internet Software & Services (10.3%)
15,907	comScore, Inc. (a)	446,510
22,223	Cornerstone On Demand, Inc. (a)	429,126
11,385	MercadoLibre, Inc.	1,003,246
10,936	OpenTable, Inc. (a)	965,977
5,400	Sohu.com, Inc. (a)	435,402
12,741	VistaPrint N.V. (Netherlands) (a)	626,602
17,495	Youku.com, Inc. (ADR) (Cayman Islands) (a)	739,514

		4,646,377

	Leisure Equipment & Products (1.8%)
25,200	Universal Entertainment Corp. (Japan)	808,133

	Life Sciences Tools & Services (3.7%)
20,314	Techne Corp.	1,655,591

	Media (1.7%)
12,578	Morningstar, Inc.	759,837

	Metals & Mining (5.6%)
999,276	Lynas Corp. Ltd. (Australia) (a)	2,542,453

	Oil, Gas & Consumable Fuels (2.2%)
32,669	Brigham Exploration Co. (a)	1,017,313

	Professional Services (8.0%)
24,176	Advisory Board Co. (The) (a)	1,270,932
24,848	Corporate Executive Board Co. (The)	1,044,858
20,764	CoStar Group, Inc. (a)	1,310,209

		3,625,999

	Real Estate Management & Development (0.2%)
3,110	Consolidated-Tomoka Land Co.	94,077

	Semiconductors & Semiconductor Equipment (1.4%)
36,677	Tessera Technologies, Inc. (a)	634,512

	Software (7.5%)
9,011	Blackboard, Inc. (a)	388,284
22,096	NetSuite, Inc. (a)	833,903
24,069	Solera Holdings, Inc.	1,422,237
20,679	SuccessFactors, Inc. (a)	725,212

		3,369,636

	Specialty Retail (0.7%)
18,620	Citi Trends, Inc. (a)	310,954

	Total Common Stocks (Cost $36,592,264)	43,022,664

	Non-Convertible Preferred Stocks (2.0%)
	Finance (0.5%)
51,797	Ning, Inc. Ser D (a)(c)(e)	212,368

	Internet Software & Services (1.5%)
43,278	Twitter, Inc. Ser E (a)(c)(e)	660,786

	Total Non-Convertible Preferred Stocks (Cost $600,911)	873,154

Morgan Stanley Special Growth Fund

Portfolio of Investments ▪ May 31, 2011 (unaudited) continued

NUMBER OF
RIGHTS
	Rights (a) (0.0%)
	Capital Markets (0.0%)
151	CETIP SA — Balcao Organizado de Ativos e Derivativos (Brazil)	$163

	Household Durables (0.0%)
5,716	Brookfield Incorporacoes SA (Brazil)	253

	Total Rights (Cost $0)	416

NUMBER OF
SHARES (000)
	Short-Term Investment (f) (3.5%)
	Investment Company
1,597	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,596,857)		1,596,857

	Total Investments (Cost $38,790,032) (g)(h)	100.8%	45,493,091
	Liabilities in Excess of Other Assets	(0.8)	(347,574)

	Net Assets	100.0%	$45,145,517

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Super voting rights at a ratio of 10:1.

(c)	At May 31, 2011, the Fund held fair valued securities valued at $873,154, representing 1.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees

(d)	Non-voting shares.

(e)	Illiquid security. Resale is restricted to qualified institutional investors.

(f)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(g)	The market value and percentage of net assets, $3,758,310 and 8.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Special Growth Fund
Notes to Portfolio of Investments ▪ May 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MAY 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Biotechnology	$788,139	$549,234	$238,905	—
Capital Markets	1,873,456	1,873,456	—	—
Chemicals	1,877,678	1,877,678	—	—
Commercial Services & Supplies	550,422	550,422	—	—
Construction Materials	1,519,069	1,519,069	—	—
Diversified Financial Services	1,592,949	1,592,949	—	—
Diversified Telecommunication Services	665,182	665,182	—	—
Electric Utilities	2,242,969	2,242,969	—	$0
Health Care Equipment & Supplies	1,207,139	1,207,139	—	—
Health Care Providers & Services	937,451	937,451	—	—
Health Care Technology	1,333,567	1,333,567	—	—
Hotels, Restaurants & Leisure	3,141,831	3,141,831	—	—
Household Durables	1,094,362	1,094,362	—	—
Information Technology Services	1,243,599	1,243,599	—	—
Insurance	884,760	884,760	—	—
Internet & Catalog Retail	2,605,209	2,436,390	168,819	—
Internet Software & Services	4,646,377	4,646,377	—	—
Leisure Equipment & Products	808,133	—	808,133	—
Life Sciences Tools & Services	1,655,591	1,655,591	—	—
Media	759,837	759,837	—	—
Metals & Mining	2,542,453	—	2,542,453	—
Oil, Gas & Consumable Fuels	1,017,313	1,017,313	—	—
Professional Services	3,625,999	3,625,999	—	—
Real Estate Management & Development	94,077	94,077	—	—
Semiconductors & Semiconductor Equipment	634,512	634,512	—	—
Software	3,369,636	3,369,636	—	—
Specialty Retail	310,954	310,954	—	—

Total Common Stocks	43,022,664	39,264,354	3,758,310	0

Non-Convertible Preferred Stocks	873,154	—	—	873,154
Rights	416	416	—	—
Short-Term Investment — Investment Company	1,596,857	1,596,857	—	—

Total	$45,493,091	$40,861,627	$3,758,310	$873,154

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of May 31, 2011, the Fund did not have any investments transfer between valuation levels.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Non-Convertible
	Common Stock	Preferred Stocks
Beginning Balance	$0	$1,316,680
Purchases	—	—
Sales	—	(254,234)
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	—	(89,090)
Realized gains (losses)	—	(100,202)

Ending Balance	$0	$873,154

Net change in unrealized appreciation/depreciation from investments still held as of May 31, 2011	$—	$(89,090)

Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), a wholly owned subsidiary of Morgan Stanley determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund

/s/ Arthur Lev Arthur Lev
Principal Executive Officer
July 21, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev Arthur Lev
Principal Executive Officer
July 21, 2011

/s/ Francis Smith Francis Smith
Principal Financial Officer
July 21, 2011